36 Related Party Transactions (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of transactions between related parties [line items]
Amount insured	R$ 83,328
Matrincha Transmissora [Member]
Disclosure of transactions between related parties [line items]
Final maturity	Feb. 15, 2029
Amount insured	R$ 90,000
Endorsement percent, Copel GeT	49.00%
Amount endorsement	R$ 44,100
Mata de Santa Genebra [Member]
Disclosure of transactions between related parties [line items]
Final maturity	Feb. 28, 2022
Amount insured	R$ 78,300
Endorsement percent, Copel GeT	50.10%
Amount endorsement	R$ 39,228